October 15, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Consulting Group Capital Markets Funds (“Trust”) SEC File No. 811-06318

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 69 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made pursuant to Rule 485(a)(2) for the purpose of registering new series of shares of the Trust designated as the Inflation-Linked Fixed Income Fund and the Ultra-Short Term Fixed Income Fund and making a material change to the principal investment strategy for the Emerging Markets Equity Fund. Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective January 1, 2016.

If you have any questions or comments concerning the Amendment, please contact me at (617) 772-1616.

Very truly yours,
/s/ Suzan M. Barron
Suzan M. Barron
Assistant Secretary

cc: Eric Metallo (via email) Philip Stack (via email) Timothy Levin, Esq. (via email)